INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consist of the following:

As of:	March 31, 2023	December 31, 2022
Website development costs	$179,461	$178,918
Less: accumulated amortization	(63,688)	(47,342)
Intangible assets	$115,773	$131,576

Intangible assets consist of the following:

As of:	December 31, 2022	December 31, 2021
Website development costs	$178,918	$189,956
Less: accumulated amortization	(47,342)	-
Intangible assets, net	$131,576	$189,956